SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	R$ (136,289)	R$ 3,009,787	R$ 3,051,229
Corporate 1 [Member]
IfrsStatementLineItems [Line Items]
Total	(627,874)	90,405	(327,366)
Sub Total [Member]
IfrsStatementLineItems [Line Items]
Total	491,585	2,919,382	3,378,595
Domestic [Member]
IfrsStatementLineItems [Line Items]
Total	(352,138)	1,583,899	2,081,150
International [Member]
IfrsStatementLineItems [Line Items]
Total	403,661	942,006	1,100,212
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 440,062	R$ 393,477	R$ 197,233